Related Party Transactions (Details) - Schedule of Transactions with Related Parties - Related Party [Member] - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Sales to related parties		$ 5,868	$ 4,975,766	$ 1,564,748
Purchase from related parties		57,663	449,262	3,345
Beijing Huatu [Member]
Related Party Transaction [Line Items]
Sales to related parties	[1]		512,699	1,485,054
Shanghai Saimeite [Member]
Related Party Transaction [Line Items]
Sales to related parties				79,694
Jinan Zhongshi Huiyun [Member]
Related Party Transaction [Line Items]
Sales to related parties			2,378,357
Purchase from related parties		(7,537)	413,686	3,345
Nanjing Guosheng Huaxing [Member]
Related Party Transaction [Line Items]
Sales to related parties		5,868	2,072,100
Purchase from related parties		65,199	35,131
Suzhou Saimeite [Member]
Related Party Transaction [Line Items]
Sales to related parties			12,610
Shenzhen Zhixie Yunbi [Member]
Related Party Transaction [Line Items]
Purchase from related parties			$ 445

[1]	Upon the consummation of the Merger, Beijing Huatu was no longer regarded as a related party, as the shareholding of Huatu Hong Yang International Limited in our company decreased to below 5% on a fully-diluted basis.